Trade accounts receivable - net (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Trade Accounts Receivable [Abstract]
Summary of Trade Accounts Receivable

As of December 31, 2020, 2021 and 2022, the trade accounts receivable was comprised of the following:

	December 31, 2020		December 31, 2021		December 31, 2022
Trade accounts receivable	Ps.	1,412,958	Ps.	1,876,878	Ps.	2,570,963
Allowance for expected credit loss		(146,953)		(156,403)		(202,621)
	Ps.	1,266,005	Ps.	1,720,475	Ps.	2,368,342

Summary of Movements in Allowance For Doubtful Accounts

The movements for allowance for expected credit loss are recognized under operating cost in the consolidated statement of profit or loss and other comprehensive income.

	2020		2021		2022
Beginning balance	Ps.	(51,022)	Ps.	(146,953)	Ps.	(156,403)
Allowance for ECL		(160,538)		(53,464)		(73,579)
Reversal of allowance for ECL		64,607		44,014		27,361
Ending balance	Ps.	(146,953)	Ps.	(156,403)	Ps.	(202,621)

Summary of Past Due Balances of Accounts Receivable

The following are past due balances of accounts receivable, for which there has not been a provision of allowance for expected credit loss, according to the Company’s policy and their maturity date:

	December 31, 2020		December 31, 2021		December 31, 2022
Accounts receivables past due from 1 to 30 days	Ps.	55,461	Ps.	91,697	Ps.	75,581
Accounts receivables past due 31 to 60 days		25,223		24,029		31,162
Accounts receivables past due 61 to 90 days		15,736		8,005		16,572
Accounts receivables past due more than 90 days		4		12,762		36,306
	Ps.	96,424	Ps.	136,493	Ps.	159,621

Summary of Percentage of Main Clients of Company with Relation to Total of Trade Accounts Receivable

The following is the percentage of the main clients of the Company with relation to the total of the trade accounts receivable, segregating the accounts receivable of airport services (SAE) and the passengers charges (TUA) that correspond to the amounts that airlines recover from passengers on behalf of the Company and subsequently pay:

	December 31, 2020		December 31, 2021		December 31, 2022
	% receivable of TUA	% receivable of SAE	% receivable of TUA	% receivable of SAE	% receivable of TUA	% receivable of SAE
Concesionaria Vuela Compañía de Aviación, S.A.P.I. de C.V.	32.5%	4.2%	23.8%	2.0%	24.5%	2.1%
Aeroenlaces Nacionales, S.A. de C.V.	19.2%	1.7%	15.6%	1.3%	16.2%	1.1%
American Airlines, Inc.	3.4%	0.8%	4.8%	0.6%	4.5%	1.7%
Aerovías de México, S.A. de C.V.	5.1%	0.5%	8.5%	0.5%	9.8%	0.6%